Future Minimum Lease Payments under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Schedule of Capital Lease Obligations [Line Items]
2015	$ 7,355
2016	3,554
2017	2,627
2018	987
2019	63
Total minimum lease payments	14,586
Less amount representing interest	485
Principal minimum lease payments	$ 14,101